Subsequent Events (Details Narrative) - USD ($)	Jan. 11, 2021	Jun. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Common stock, shares outstanding		20,000,000	20,000,000	20,000,000
Exchange Agreement [Member] | Genvor Inc [Member]
Cash payment for acquisation	$ 150,000
Common stock, shares retained	1,000,000
Payments to acquire finance receivables	$ 150,000
Common stock, shares outstanding	20,000,000
Percentage of shares outstanding	95.00%
Common stock, shares transferred	19,000,000
Ownership of shareholders, percentage	5.00%